Stockpiles and Ore on Leach Pads - Stockpiles and Ore on Leach Pads (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Stockpiles And Ore On Leach Pads [Line Items]
Current stockpiles and ore on leach pads	$ 805	$ 786
Long-term stockpiles and ore on leach pads	2,680	2,896
Stockpiles [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Current stockpiles and ore on leach pads	580	602
Long-term stockpiles and ore on leach pads	2,434	2,514
Ore On Leach Pads [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Current stockpiles and ore on leach pads	225	184
Long-term stockpiles and ore on leach pads	$ 246	$ 382